UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York	10577
(Address of principal executive offices)	(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to: Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Ave New York, NY 10174

Registrant’s telephone number, including area code:	914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 - January 31, 2009

Item 1 – Schedule of Investments.

ALPINE GLOBAL PREMIER PROPERTIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (96.6%)
Australia (3.8%)
Australand Property Group	11,228,147	$1,819,265
Goodman Group	8,116,752	3,687,534
Stockland Corp., Ltd.	3,500,000	8,095,005
Westfield Group	500,000	3,825,112
		17,426,916
Austria (0.9%)
Conwert Immobilien Invest SE*	628,653	3,783,139
Immofinanz AG *	332,900	379,356
		4,162,495
Brazil (6.3%)
Agra Empreendimentos Imobiliarios SA*	1,478,100	1,127,688
Brascan Residential Properties SA	1,594,900	1,368,039
Brasil Brokers Participacoes SA*	2,059,200	1,420,138
Cyrela Brazil Realty SA	805,895	3,230,527
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,481,000	3,830,173
Iguatemi Empresa de Shopping Centers SA	100,400	519,310
Invest Tur Brasil - Desenvolvimento Imobiliario Turistico SA*	21,700	4,770,259
MRV Engenharia e Participacoes SA	461,900	2,150,224
Multiplan Empreendimentos Imobiliarios SA*	905,000	5,461,207
PDG Realty SA Empreendimentos e Participacoes	601,700	3,203,015
Tecnisa SA	639,500	882,069
Trisul SA	1,150,000	1,214,440
		29,177,089
Chile (0.1%)
Parque Arauco SA*	1,235,504	670,817

China (4.8%)
C C Land Holdings, Ltd.	7,118,900	1,781,045
CapitaRetail China Trust	4,514,000	2,167,892
Franshion Properties China, Ltd.	9,399,000	2,133,313
Hopson Development Holdings, Ltd.	7,170,200	4,216,541
NWS Holdings, Ltd.	4,271,000	5,276,613
Shui On Land, Ltd.	2,005,200	519,773
Sino-Ocean Land Holdings, Ltd.	10,822,200	5,512,808
Soho China, Ltd.	1,228,500	446,770
		22,054,755
Finland (0.1%)
YIT Oyj	107,100	670,566

France (11.1%)
Accor SA	299,000	11,866,052
Club Mediterranee*	101,895	1,454,692
Eurosic, Inc.	93,300	2,121,622
Kaufman & Broad SA	92,767	712,788
Klepierre SA	137,922	3,300,550
Nexity SA	263,953	4,140,055
Pierre & Vacances	19,800	1,099,000
Societe Immobiliere de Location pour l’Industrie et le Commerce	74,715	6,543,458
Unibail-Rodamco Co.	147,726	19,899,250
		51,137,467
Germany (0.8%)
Dawnay Day Treveria PLC *	11,057,500	991,056
DIC Asset AG	497,709	2,829,449
		3,820,505

Hong Kong (6.9%)
Great Eagle Holdings, Ltd.	5,000,000	6,196,602
The Hongkong & Shanghai Hotels, Ltd.	6,968,450	5,158,320
Hutchison Telecommunications International, Ltd. - ADR	515,333	1,927,345
Kerry Properties Ltd.	1,257,100	3,008,902
Kowloon Development Co., Ltd.	9,832,000	4,234,952
The Link REIT	3,150,000	5,971,564
Midland Holdings, Ltd.	17,328,950	5,207,010
		31,704,695
India (1.2%)
Hirco PLC*	1,299,168	1,393,230
Indiabulls Properties Investment Trust	7,770,000	1,029,412
Unitech Corporate Parks PLC*	3,104,000	359,863
Yatra Capital, Ltd.* (1)	666,500	2,773,492
		5,555,997
Italy (1.3%)
Pirelli & C Real Estate S.p.A	513,795	2,748,209
Pirelli & C S.p.A	8,500,000	2,443,311
Risanamento S.p.A*	1,409,433	689,368
		5,880,888
Japan (8.6%)
Frontier Real Estate Investment Corp.	613	3,193,455
Japan Hotel and Resort, Inc.	1,007	1,168,024
Japan Logistics Fund, Inc.	2,002	11,142,650
Japan Retail Fund Investment Corp.	2,491	11,146,903
Nomura Real Estate Holdings, Inc.	677,964	12,346,514
Secured Capital Japan Co., Ltd.	2,624	905,482
		39,903,028
Mexico (1.2%)
Consorcio ARA SAB de C.V.	38,472	9,640
Desarrolladora Homex SAB de C.V.* - ADR	161,000	3,070,270
Urbi Desarrollos Urbanos SA de C.V.*	2,267,150	2,327,540
		5,407,450
Netherlands (0.3%)
ProLogis European Properties	373,000	1,480,519

Norway (0.7%)
Norwegian Property ASA	3,950,150	3,023,045

Philippines (0.6%)
Ayala Land, Inc.	11,356,200	1,510,325
SM Prime Holdings, Inc.	9,605,000	1,459,911
		2,970,236
Poland (0.3%)
Orco Property Group	133,500	1,446,089

Russia (0.2%)
PIK Group * (1) (2) - GDR	805,000	458,850
RGI International, Ltd.*	1,358,561	264,919
		723,769
Singapore (9.5%)
ARA Asset Management, Ltd.	17,002,000	4,336,095
Ascendas Real Estate Investment Trust	6,050,000	5,851,219
Ascott Residence Trust	6,786,000	2,517,329
Banyan Tree Holdings, Ltd.	10,655,400	3,282,168
CapitaCommercial Trust	14,686,800	9,291,133
CapitaMall Trust	3,921,000	4,155,803
City Developments, Ltd.	214,500	805,654
Frasers Commercial Trust	6,775,000	1,032,227
Mandarin Oriental International, Ltd.	1,956,000	1,564,800
Parkway Life Real Estate Investment Trust	2,102,000	1,100,013
Starhill Global Real Estate Investment Trust	20,631,400	7,038,402
Suntec Real Estate Investment Trust	6,677,000	2,919,197
		43,894,040
Spain (1.5%)
Realia Business SA	812,384	1,737,086
Repsol YPF SA	300,000	5,393,016
		7,130,102

Sweden (1.0%)
JM AB	941,457	4,827,840

Thailand (2.2%)
Central Pattana PCL (1)	5,730,000	2,146,804
Land and Houses PLC	5,390,000	493,293
Minor International PCL	26,371,800	5,430,487
Preuksa Real Estate PCL	4,940,000	604,696
SC Asset Corp. PCL	7,431,900	1,317,826
		9,993,106
United Kingdom (4.4%)
Enterprise Inns PLC	157,239	109,947
Great Portland Estates PLC	1,050,715	3,498,374
Hammerson PLC	374,015	2,199,243
Helical Bar PLC	772,684	3,504,870
Mapeley, Ltd.	501,653	508,894
Regus PLC	6,254,783	4,305,580
Shaftesbury PLC	1,079,018	4,229,818
Sirius Real Estate, Ltd.	5,011,800	1,010,689
Songbird Estates PLC*	1,570,200	932,963
		20,300,378
United States (28.8%)
Alexander’s, Inc.	38,870	7,480,142
Alexandria Real Estate Equities, Inc.	93,739	5,562,472
AMB Property Corp.	405,000	6,528,600
Annaly Capital Management, Inc.	2,340,000	35,427,600
Apartment Investment & Management Co.	13,319	118,406
CBL & Associates Properties, Inc.	863,400	3,514,038
Centex Corp.	140,000	1,191,400
DiamondRock Hospitality Co.	583,000	2,390,300
DR Horton, Inc.	200,000	1,192,000
Federal National Mortgage Association	1,000,000	600,000
Forestar Real Estate Group LLC *	294,650	3,285,348
General Growth Properties, Inc.	2,381,932	1,548,256
Hospitality Properties Trust	100,000	1,342,000
KB Home	100,000	1,067,000
Kimco Realty Corp.	300,000	4,314,000
Las Vegas Sands Corp.*	1,110,000	5,716,500
Lennar Corp.	440,000	3,383,600
Mack-Cali Realty Corp.	410,900	8,349,488
Meritage Homes Corp.*	80,000	881,600
MFA Mortgage Investments, Inc.	1,675,000	9,597,750
Orient-Express Hotels, Ltd.	458,497	2,897,701
ProLogis	1,110,000	11,111,100
ProShares Ultra Real Estate	200,000	850,000
Pulte Homes, Inc.	90,000	913,500
Regency Centers Corp.	85,000	3,000,500
SL Green Realty Corp.	150,000	2,356,500
Starwood Hotels & Resorts Worldwide, Inc.	133,600	2,020,032
Sunrise Senior Living, Inc.*	405,300	486,360
Weingarten Realty Investors	337,500	5,464,125
Werner Enterprises, Inc.	45,000	675,000
		133,265,318
TOTAL COMMON STOCKS (Identified Cost $1,093,364,821)		446,627,110

PARTICIPATION NOTES (0.9%)
India (0.9%)
Merrill Lynch - Indiabulls Real Estate, Ltd.*	1,298,832	3,092,909
Merrill Lynch - Phoenix Mills, Ltd.*	850,000	1,177,250
		4,270,159
TOTAL PARTICIPATION NOTES (Identified Cost $11,666,685)		4,270,159

RIGHTS (0.0%)(3)
Brazil (0.0%)(3)
Brascan Residential Properties SA, expired 02/16/09 at 2.00 (Brazilian Real) * (1)	635,399	13,694

Singapore (0.0%)(3)
Ascendas, expired 02/05/09 at 1.16 (Singapore Dollar) * (1)	403,333	80,154

TOTAL RIGHTS (Identified Cost $0)		93,848

	Maturity		Value
Description	Date	Shares	(Note 1)

EQUITY - LINKED STRUCTURED NOTES (6.1%)
Finland (0.3%)
Merrill Lynch & Co., Inc. - Sponda Oyj * (2)	03/24/09	356,202	1,505,060

France (3.6%)
Morgan Stanley & Co., Inc. - Gaz de France * (2)	06/02/09	180,000	6,930,257
Morgan Stanley & Co., Inc. - Sodexo* (2)	01/10/10	187,295	9,524,105
			16,454,362
Germany (0.4%)
Morgan Stanley & Co., Inc. - Porsche Automobil Holding SE * (2)	01/27/10	30,000	1,774,625

Spain (1.8%)
Dresdner Bank AG - Repsol YPF, SA * (2)	03/31/09	475,000	8,538,943

TOTAL EQUITY - LINKED STRUCTURED NOTES (Identified Cost $33,589,376)			28,272,990

			Value
Description	7 Day Yield	Shares	(Note 1)

SHORT TERM INVESTMENTS (0.0%) (3)
Federated Treasury Obligations Money Market Fund (4)	0.189%	50,891	50,891

TOTAL SHORT TERM INVESTMENTS (Identified Cost $50,891)			50,891

TOTAL INVESTMENTS (103.6%) (Identified Cost $1,138,671,773)			479,314,998

TOTAL LIABILITIES LESS OTHER ASSETS (-3.6%)			(16,677,239)

NET ASSETS (100.0%)			$462,637,759

* Non-income producing security.

(1) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. Securities restricted under Rule 144A comprised 6.21% of the fund’s net assets.

(3) Less than 0.05% of Net Assets.

(4) Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. The term is used in Germany, Austria and Switzerland.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

GDR - Global Depositary Receipt.

Inc. - Incorporated.

LLC - Limited Liability Corp.

Ltd. - Limited.

Oyj. - Osakeyhtio is the Finnish equivalent of a limited company.

PCL - Public Company Limited.

PLC - Public Limited Co.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV - A variable capital company.

SAB de CV - A variable capital company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

S.p.A. - Societa` Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Portfolio Investments.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

January 31, 2009

1. Organization:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

The Fund had no operations prior to April 26, 2007 other than matters relating to its organization and the sale and issuance of 213,089.005 shares of beneficial interest in the Fund to a group consisting of Alpine Woods Capital Investors, LLC (“Alpine Woods”), certain of its officers and parties either related to or affiliated with those officers and 6,235.602 shares of beneficial interest in the Fund to the Independent Trustees at the initial subscription price of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AWP”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the- counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the- counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over- the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Income Tax:

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	—
Gross depreciation (excess of tax cost over value)	(674,828,525)
Net unrealized appreciation/(depreciation)	(674,828,525)
Cost of investments for income tax purposes	1,154,143,523

6. Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Depreciation
Level 1 - Quoted Prices	$446,232,845	$—
Level 2 - Other Significant Observable Inputs	33,082,153	—
Level 3 - Significant Unobservable Inputs		—
Total	$479,314,998	$—

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the three months ended January 31, 2009. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

7. New Accounting Pronouncements:

In March 2008 the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 31, 2009

By:	/s/ Meimei Li
Meimei Li
Chief Financial Officer (Principal Financial Officer)

Date:	March 31, 2009

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